Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	9
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 1, 2013
Closing Date:		June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$407,832,125.70	0.8963343	$364,124,872.07	0.8002744	$43,707,253.63
Class A-3 Notes	$431,000,000.00	1.0000000	$431,000,000.00	1.0000000	$-
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$1,107,992,125.70	0.7371086	$1,064,284,872.07	0.7080317	$43,707,253.63

Weighted Avg. Coupon (WAC)	3.50%		3.49%
Weighted Avg. Remaining Maturity (WARM)	47.90		46.97
Pool Receivables Balance	$1,153,495,013.56		$1,108,755,915.83
Remaining Number of Receivables	71,679		70,443

Adjusted Pool Balance	$1,130,710,101.69		$1,087,002,848.06

III. COLLECTIONS

Principal:
Principal Collections					$43,011,180.03
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$1,568,964.45
Total Principal Collections					$44,580,144.48

Interest:
Interest Collections					$3,159,487.76
Late Fees & Other Charges					$65,169.24
Interest on Repurchase Principal					$-
Total Interest Collections					$3,224,657.00

Collection Account Interest					$890.34
Reserve Account Interest					$87.15
Servicer Advances					$-

Total Collections					$47,805,778.97

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	9
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$47,805,778.97
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$47,805,778.97
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$961,245.84	$-	$961,245.84	$961,245.84
Collection Account Interest					$890.34
Late Fees & Other Charges					$65,169.24
Total due to Servicer					$1,027,305.42

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$180,125.86		$180,125.86
Class A-3 Notes		$255,008.33		$255,008.33
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$576,273.27		$576,273.27	$576,273.27

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$46,042,140.11

9. Regular Principal Distribution Amount:					$43,707,253.63

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$43,707,253.63
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$43,707,253.63		$43,707,253.63
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$43,707,253.63		$43,707,253.63

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,334,886.48

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$22,784,911.87
Beginning Period Amount	$22,784,911.87
Current Period Amortization	$1,031,844.10
Ending Period Required Amount	$21,753,067.77
Ending Period Amount	$21,753,067.77
Next Distribution Date Required Amount	$20,747,575.16

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	9
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		2.01%	2.09%	2.09%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.05%	69,773	98.86%	$1,096,155,111.69
30 - 60 Days	0.78%	551	0.93%	$10,323,616.07
61 - 90 Days	0.13%	92	0.16%	$1,793,928.95
91 + Days	0.04%	27	0.04%	$483,259.12
		70,443		$1,108,755,915.83
Total
Delinquent Receivables 61 + days past due	0.17%	119	0.21%	$2,277,188.07
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.19%	138	0.24%	$2,745,240.18
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.26%	187	0.32%	$3,831,682.48
Three-Month Average Delinquency Ratio	0.21%		0.25%

Repossession in Current Period		49		$969,951.81
Repossession Inventory		74		$700,950.40

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,727,917.70
Recoveries				$(1,568,964.45)
Net Charge-offs for Current Period				$158,953.25

Beginning Pool Balance for Current Period				$1,153,495,013.56

Net Loss Ratio				0.17%
Net Loss Ratio for 1st Preceding Collection Period				0.83%
Net Loss Ratio for 2nd Preceding Collection Period				0.63%
Three-Month Average Net Loss Ratio for Current Period				0.54%

Cumulative Net Losses for All Periods				$5,786,871.42
Cumulative Net Losses as a % of Initial Pool Balance				0.37%

Principal Balance of Extensions				$3,293,583.30
Number of Extensions				157

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